CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	R$ 1,537	R$ 1,441
Marketable securities	774	1,745
Receivables from customers	5,434	4,769
Concession financial assets	814	1,055
Concession contract assets	850	728
Recoverable taxes	635	1,917
Income tax and social contribution tax credits	411	775
Derivative financial instruments - Swap	368
Dividends receivables	50	146
Public lighting contribution	261	207
Other assets	677	682
Total	11,811	13,465
Assets classified as held for sale	58
TOTAL CURRENT	11,869	13,465
NON-CURRENT
Marketable securities		134
Receivables from customers	43	43
Recoverable taxes	1,319	1,358
Income tax and social contribution tax recoverable	445	173
Deferred income tax and social contribution tax	3,045	3,120
Escrow deposits	1,243	1,207
Derivative financial instruments - Swap		703
Accounts receivable from the State of Minas Gerais	13	13
Concession financial assets	5,726	4,938
Concession contract assets	7,676	5,976
Investments - Equity method	4,632	5,107
Property, plant and equipment	3,256	2,410
Intangible assets	15,249	14,621
Leasing - right-of-use assets	398	329
Other assets	86	74
TOTAL NON-CURRENT	43,131	40,206
TOTAL ASSETS	55,000	53,671
CURRENT
Suppliers	3,017	2,832
Regulatory charges	487	510
Profit sharing	165	105
Taxes payable	644	544
Income tax and social contribution tax	111	240
Interest on equity and dividends payable	2,924	1,863
Loans and debentures	2,630	955
Payroll and related charges	239	260
Public lighting contribution	425	312
Accounts payable related to energy generated by residential consumers	705	455
Post-employment obligations	329	388
PIS/Pasep and Cofins taxes to be refunded to customers	854	1,496
Derivative financial instruments - Swaps		91
Derivative financial instruments - Put options SAAG		672
Lease liabilities	79	57
Other liabilities	484	423
TOTAL CURRENT	13,093	11,203
NON-CURRENT
Regulatory charges	90	65
Loans and debentures	7,201	9,626
Taxes payable	362	370
Deferred income tax and social contribution tax	1,112	932
Provisions	2,200	2,029
Post-employment obligations	5,088	5,304
PIS/Pasep and Cofins taxes to be refunded to customers	664	1,808
Lease liabilities	354	297
Other liabilities	180	253
TOTAL NON-CURRENT	17,251	20,684
TOTAL LIABILITIES	30,344	31,887
EQUITY
Share capital	11,007	11,007
Capital reserves	2,250	2,250
Profit reserves	13,041	10,395
Other comprehensive Income	(1,648)	(1,874)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	24,650	21,778
NON-CONTROLLING INTERESTS	6	6
TOTAL EQUITY	24,656	21,784
TOTAL LIABILITIES AND EQUITY	R$ 55,000	R$ 53,671